Annual Total Returns[BarChart] - PGIM Jennison Focused Growth Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.93%	14.22%	38.04%	7.27%	12.77%	(3.47%)	36.21%	2.52%	32.93%	67.36%